Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Particulars of Other Long-Term Liabilities

Other long-term liabilities consist of:

	2016	2015

Long-term portion of fair value of hedges [note 22]	$61	$152
Long-term portion of income taxes payable	181	131
Asset retirement obligation	28	26
Long-term lease inducements	16	19
Deferred revenue	12	3

	$298	$331